Financial Instruments - Losses (Gains) Recognized in the Income Statement - Non-designated Hedges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023
Nondesignated Hedges
Derivative Instruments, Loss (Gain) [Line Items]
Losses/(Gains) Recognized in Income Statement(a)	$ 13	$ 112
Nondesignated Hedges - Selling, General and Administrative Expenses
Derivative Instruments, Loss (Gain) [Line Items]
Losses/(Gains) Recognized in Income Statement(a)	10	74
Nondesignated Hedges - Cost of Sales
Derivative Instruments, Loss (Gain) [Line Items]
Losses/(Gains) Recognized in Income Statement(a)	3	38
Foreign Exchange Contract Losses/(Gains) Included in Cost of Sales | Nondesignated Hedges - Cost of Sales
Derivative Instruments, Loss (Gain) [Line Items]
Losses/(Gains) Recognized in Income Statement(a)	1	(1)
Foreign Exchange Contract Losses/(Gains) Included in Selling, General and Administrative Expenses | Nondesignated Hedges - Selling, General and Administrative Expenses
Derivative Instruments, Loss (Gain) [Line Items]
Losses/(Gains) Recognized in Income Statement(a)	2	41
Foreign Exchange Forward Contracts | Nondesignated Hedges
Derivative Instruments, Loss (Gain) [Line Items]
Losses/(Gains) Recognized in Income Statement(a)	3	40
Commodity Contract Losses/(Gains) Included in Cost of Sales | Nondesignated Hedges - Cost of Sales
Derivative Instruments, Loss (Gain) [Line Items]
Losses/(Gains) Recognized in Income Statement(a)	2	39
Commodity Contract Losses/(Gains) Included in Selling, General and Administrative Expenses | Nondesignated Hedges - Selling, General and Administrative Expenses
Derivative Instruments, Loss (Gain) [Line Items]
Losses/(Gains) Recognized in Income Statement(a)	8	33
Commodity Contracts | Nondesignated Hedges
Derivative Instruments, Loss (Gain) [Line Items]
Losses/(Gains) Recognized in Income Statement(a)	$ 10	$ 72